Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling and Marketing Expenses [Abstract]
Schedule of Selling and Marketing Expenses

Selling and marketing expenses consist of the followings:

	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Staff costs	5,575,007	3,616,336	4,134,865	532,315
Transportation costs	2,638,816	3,462,227	4,664,304	600,474
Customs expense	826,887	435,889	690,494	88,893
Marketing and promotion expenses	37,643	116,829	3,857,233	496,573
Others	428,594	185,985	590,379	76,005
	9,506,947	7,817,266	13,937,275	1,794,260